UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number    811-07850
                                               ---------------------

                            The Armada Advantage Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
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               (Address of principal executive offices) (Zip code)

                               Audrey Talley, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-622-3863
                                                           -------------

                      Date of fiscal year end: May 31, 2005
                                              -------------

                   Date of reporting period: February 28, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                    FORM N-Q
                    QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS
                              ARMADA ADVANTAGE FUND
                                FEBRUARY 28, 2005
                                   (Unaudited)

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS



FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    PAR                VALUE
                                                   (000)               (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1%
BANKS -- 5.4%
  ANZ
   2.790%, 05/20/05                              $ 6,700             $  6,659
  Danske Corp
   2.500%, 04/05/05                                7,000                6,983
   2.850%, 06/20/05                                3,854                3,820
   2.870%, 06/20/05                                3,000                2,973
  Societe Generale North America
   2.560%, 05/05/05                                5,000                4,977
  Svenska Handelsbanken
   2.480%, 04/05/05                                8,000                7,981
                                                                     --------
                                                                       33,393
--------------------------------------------------------------------------------
FINANCE-AUTOMOTIVE -- 5.4%
  DaimlerChrysler Revolving Auto Conduit
   2.780%, 05/16/05                                6,000                5,965
   2.800%, 05/16/05                                3,639                3,618
  FCAR Owner Trust
   2.580%, 04/04/05                                6,000                5,985
   2.750%, 06/03/05                                4,000                3,971
  New Center Asset Trust
   2.700%, 04/18/05                                6,000                5,978
   2.770%, 05/17/05                                8,000                7,953
                                                                     --------
                                                                       33,470
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKING/BROKERAGE -- 1.1%
  Goldman Sachs
   2.830%, 05/26/05                                7,000                6,953
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 20.9%
  Amstel Funding
   2.670%, 05/02/05                                5,000                4,977
   2.800%, 05/23/05                                6,808                6,764
  Blue Ridge Asset Funding
   2.580%, 04/04/05                                5,000                4,988
  Edison Asset Securitization
   2.630%, 05/16/05                                6,000                5,967
  Fountain Square Funding
   2.670%, 04/29/05                                4,839                4,818
  Galaxy Funding
   2.510%, 04/05/05                                7,000                6,983
   2.720%, 05/12/05                                3,800                3,779
   2.830%, 05/23/05                                3,000                2,980
  Gemini Securitization
   2.520%, 04/11/05                                7,000                6,980
   2.830%, 06/01/05                                7,000                6,949
  Giro Funding
   2.680%, 05/09/05                                7,000                6,964
  Kitty Hawk Funding
   2.700%, 05/10/05                                7,000                6,963
  Liberty Street Funding
   2.530%, 03/07/05                                5,000                4,998


--------------------------------------------------------------------------------
                                                    PAR                VALUE
                                                   (000)               (000)
--------------------------------------------------------------------------------
  Market Street Funding
   2.540%, 03/04/05                              $ 5,000             $  4,999
   2.530%, 03/18/05                                5,000                4,994
  Moat Funding
   2.530%, 04/04/05                                9,000                8,979
  Old Line Funding
   2.660%, 04/05/05                                6,071                6,055
  Public Square Funding
   2.630%, 04/13/05                                8,000                7,975
  Sheffield Receivables Corp.
   2.550%, 03/18/05                                5,920                5,913
   2.560%, 04/13/05                                6,040                6,022
  Three Pillars Funding
   2.530%, 03/07/05                                5,000                4,998
   2.550%, 03/18/05                                2,550                2,547
   2.560%, 03/23/05                                3,000                2,995
                                                                     --------
                                                                      129,587
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 12.3%
  Allianz Finance Corp.
   2.390%, 03/07/05                                7,000                6,997
  Dexia Delaware LLC
   2.345%, 03/03/05                                3,000                2,999
   2.670%, 05/09/05                                7,000                6,964
   2.810%, 05/23/05                                3,386                3,364
  Govco Incorporated
   2.400%, 03/02/05                                2,700                2,700
   2.530%, 04/08/05                                7,000                6,981
   2.810%, 05/25/05                                7,000                6,953
  HBOS Treasury
   2.710%, 04/27/05                                3,526                3,511
   2.760%, 06/06/05                                5,000                4,963
  ING Funding LLC
   2.500%, 04/04/05                                5,512                5,499
   2.610%, 05/12/05                                5,000                4,974
  PACCAR Financial Corp.
   2.650%, 05/04/05                                6,000                5,972
  Perry Global Funding LLC
   2.620%, 04/12/05                                3,000                2,991
  Siemens Capital Corp.
   2.650%, 05/02/05                                6,000                5,973
  UBS Finance
   2.570%, 05/06/05                                5,500                5,474
                                                                     --------
                                                                       76,315

--------------------------------------------------------------------------------

Total Commercial Paper (Cost $279,718)                                279,718
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.1%
  HSBC Bank
   2.710%, 05/09/05                                5,000                5,000
  Toronto Dominion Bank
   2.510%, 04/04/05                                8,000                8,000
                                                                     --------

Total Certificates of Deposit (Cost $13,000)                           13,000
--------------------------------------------------------------------------------

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS



FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    PAR                VALUE
                                                   (000)               (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
FEDERAL HOME LOAN BANK -- 4.5%
  Federal Home Loan Bank (DN)+
   2.290%, 03/02/05                              $10,000             $  9,999
  Federal Home Loan Bank (FRN)
   2.680%, 05/16/06                                6,000                5,995
  Federal Home Loan Bank (MTN)
   1.600%, 03/01/05                               12,000               12,000
                                                                     --------
                                                                       27,994
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.3%
  Federal Home Loan Mortgage Corporation (DN)+
   2.059%, 03/01/05                                3,100                3,100
   2.344%, 03/22/05                                8,000                7,989
   2.470%, 04/05/05                               10,000                9,976
   2.515%, 04/12/05                                5,000                4,985
   2.510%, 05/05/05                                4,585                4,564
   2.720%, 06/14/05                                8,000                7,937
                                                                     --------
                                                                       38,551
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.2%
  Federal National Mortgage Association (DN)+
   2.280%, 03/01/05                                5,697                5,697
   2.300%, 03/02/05                                5,000                5,000
   2.300%, 03/15/05                                4,880                4,876
   2.490%, 04/06/05                               10,000                9,975
   2.510%, 05/04/05                               10,000                9,955
   2.550%, 05/18/05                               12,000               11,934
   2.620%, 05/25/05                                9,666                9,606
                                                                     --------
                                                                       57,043
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $123,588)              123,588
--------------------------------------------------------------------------------
CORPORATE BONDS -- 4.0%
BANKS -- 0.8%
  Bank of Nova Scotia (FRN)
   2.600%, 05/31/05                                5,000                5,000
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.1%
  Corestates Capital Corporation
   6.625%, 03/15/05                                5,000                5,009
  Greenwich Capital (FRN)
   2.550%, 06/07/05                                8,000                8,000
                                                                     --------
                                                                       13,009
--------------------------------------------------------------------------------
INSURANCE -- 1.1%
  ASIF Global (FRN)
   2.600%, 09/02/05                                6,800                6,807
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $24,816)                                   24,816
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PAR                VALUE
                                                   (000)               (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 28.2%
  Bank of America
   2.63% (dated 2/28/05, matures 3/1/05,
   repurchase price $73,005,333,
   collateralized by various government
   obligations: market value
   $74,460,000)                                  $73,000             $ 73,000
  Greenwich Capital
   2.65% (dated 2/28/05, matures 3/1/05,
   repurchase price $74,005,447,
   collateralized by various government
   obligations: market value
   $77,700,011)                                   74,000               74,000
  Morgan Stanley
   2.62% (dated 2/28/05, matures 3/1/05,
   repurchase price $28,002,038,
   collateralized by various government
   obligations: market value
   $28,681,007)                                   28,000               28,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $175,000)                           175,000
--------------------------------------------------------------------------------

Total Investments -- 99.4% (Cost $ 616,122)*                          616,122
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.6%                                      3,681
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $619,803
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE SECURITY: THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS
       IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES FOLLOWING SCHEDULE OF INVESTMENTS.

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
NOTES TO SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)




1.  INVESTMENT VALUATION

The investments of the Institutional Money Market Fund (the "Fund") are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at February 28, 2005, were valued at other than amortized cost.


2.  INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Armada Advantage Fund
            ---------------------------------------------------------------

By (Signature and Title)*    /s/ Herbert Martens
                         --------------------------------------------------
                             Herbert Martens, President & Trustee
                             (principal executive officer)

Date            April 18, 2005
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Herbert Martens
                         --------------------------------------------------
                             Herbert Martens, President & Trustee
                             (principal executive officer)

Date            April 18, 2005
    -----------------------------------------------------------------------




By (Signature and Title)*    /s/ Dennis J. Westley
                         --------------------------------------------------
                             Dennis J. Westley, Treasurer
                             (principal financial officer)

Date            April 18, 2005
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.